SEWARD & KISSEL LLP
One Battery Park Plaza
New York, New York 10004

Telephone: (212) 574-1598
Facsimile: (212) 480-8421

  December 22, 2014

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

RE:            Centre Funds
(File No. 811-22545)

Dear Sir or Madam:

Attached herewith is the Registration Statement of the Trust on Form N-14 (the "Registration Statement") in connection with the proposed reorganizations under which:

•	Total Return U.S. Treasury Fund, Inc. and North American Government Bond Fund, Inc. would be reorganized into Centre Active U.S. Treasury Fund;

•	ISI Strategy Fund, Inc. would be reorganized into Centre American Select Equity Fund; and

•	Managed Municipal Fund, Inc. would be reorganized into Centre Active U.S. Tax Exempt Fund (together with Centre Active U.S. Treasury Fund and Centre American Select Equity Fund, the "Acquiring Funds").

Each of Total Return U.S. Treasury Fund, Inc., North American Government Bond Fund, Inc., ISI Strategy Fund, Inc. and Managed Municipal Funds, Inc. (together, the "Acquired Funds") is an investment company registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the "1940 Act") and is managed by International Strategy & Investment Inc.  Each of the Acquiring Funds is a series of Centre Funds (the "Trust"), an investment company registered with the Securities and Exchange Commission under the 1940 Act, and is managed by Centre Asset Management, LLC ("Centre").  The enclosed proxy statement/prospectus (which includes a form of Agreement and Plan of Reorganization among the Trust, on behalf of the Acquiring Funds, the Acquired Funds, International Strategy & Investment Inc. and Centre), provides a detailed explanation of the proposed reorganizations described above (collectively, the "Reorganization").

It is contemplated that, after the closing of the Reorganization, each Acquired Fund will transfer all of its assets to the corresponding Acquiring Fund in return for shares of such Acquiring Fund (as described in the proxy statement/prospectus) and such Acquiring Fund's assumption of all of the Acquired Fund's liabilities. Immediately after the Reorganization, each Acquired Fund shareholder will hold shares of the corresponding Acquiring Fund having an aggregate value equal to the aggregate value of the shareholder's shares in the Acquired Fund.  The Reorganization is not expected to have any adverse federal or state tax consequences to the Acquired Funds or their shareholders.

This Registration Statement is filed pursuant to Rule 488 under the Securities Act of 1933.

If you have any questions regarding the filing, please contact the undersigned at 212-574-1598 or Paul M. Miller of this office at 202-737-8833.

Sincerely,

/s/ Keri E. Riemer

cc:            James A. Abate